Financial assets - impairments - Impaired financial assets (Details) - Loans and advances to customers - Loans and receivables - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Impaired Financial Assets
Financial assets - impairments
Financial assets	£ 569	£ 585
Impaired Financial Assets | Cost
Financial assets - impairments
Financial assets	1,798	1,961
Impaired Financial Assets | Provision
Financial assets - impairments
Financial assets	1,229	1,376
Individually assessed | Provision
Financial assets - impairments
Financial assets	951	535
Bank | Impaired Financial Assets
Financial assets - impairments
Financial assets	342	484
Bank | Impaired Financial Assets | Cost
Financial assets - impairments
Financial assets	1,325	1,689
Bank | Impaired Financial Assets | Provision
Financial assets - impairments
Financial assets	983	1,205
Bank | Individually assessed | Provision
Financial assets - impairments
Financial assets	£ 647	£ 425